UNITED STATES
						SECURITIES AND EXCHANGE COMMISSION
						     Washington, D.C.  20549

							 Form 13F-HR

						      Form 13F COVER PAGE


Report for the Calendar Year of Quarter Ended: 	December 31, 2001


Check here if Amendment [     ]; Amendment Number:
	This Amendment:				[	]	is a restatement.
						[	]	adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:		033 Asset Management, LLC
Address:	125 High Street, Suite 1405
			Oliver Street Tower
			Boston, MA  02110

Form 13F File Number: 28-06047

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:	Lawrence C. Longo, Jr.
Title:	Chief Operating Officer
Phone:	(617) 371-2015

Signature, Place, and Date of Signing:
	/s/Lawrence C. Longo, Jr.    Boston, MA	      2/04/02
	[Signature]	           [City, State]        [Date]




Report Type (Check only one.):

[X	]	13F HOLDINGS REPORT

[	]	13F NOTICE

[	]	13F COMBINATION REPORT

List of Other Managers Reporting for the Manager: NONE

							Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:		50

Form 13F Information Table Value Total(thousands): 95,340

List of Other Included Managers: None

								Form 13F Information Table				VOTING
								VALUE 		SHRS OR  SHRS/	PUT/	INVEST 	OTHER 	AUTHORITY
NAME OF ISSUER			TITLE OF CLASS	CUSIP		(x$1000)	PRN Amt  PRN	CALL	DISCR	MGR	SOLE

Activision Inc			Common		004930202	 2,549		 98,000	   Sh		Sole		 98000
ADC Telecommunications Inc	Common		000886101	 3,565 		775,000    Sh		Sole		775000
Akamai Technologies Inc		Common		00971T101	   137		 23,000	   Sh		Sole		 23000
Alcoa Inc			Common		013817101	 3,555		100,000	   Sh		Sole		100000
Aramark Corp			Common		038521100	 1,076		 40,000	   Sh		Sole		 40000
Ask Jeeves Inc			Common		045174109	   136		 40,000	   Sh		Sole		 40000
Avici Systems Inc		Common		05367L109	   116		100,000	   Sh		Sole		100000
Avon Products Inc		Common		054303102	 2,325           50,000	   Sh		Sole	         50000
Cacheflow Inc			Common		126946102	   107		 40,000	   Sh		Sole		 40000
Cosine Communications	   	Common		221222102	   155	        100,000	   Sh		Sole	        100000
Dial Corporation		Common		25247D101        2,091          121,900    Sh		Sole		121900
Dynegy Inc 			Common		26816Q101	 4,080		160,000	   Sh		Sole		160000
ECI Telecom Ltd			Common		268258100	   215		 40,000	   Sh		Sole		 40000
Entrust Technologies Inc	Common		293848107	   102           10,000    Sh		Sole		 10000
Fibernet Telecom Group Inc	Common		315653105	   325          879,660	   Sh		Sole		879660
First Energy Corporation	Common		337932107	 1,749		 50,000    Sh		Sole		 50000
Gillette Co			Common		375766102	 6,179		185,000    Sh		Sole		185000
Harmonic Inc			Common		413160102	 1,803		150,000	   Sh		Sole		150000
I-Many Inc			Common		44973Q103	   338           35,000	   Sh		Sole		 35000
I2 Technologies Inc		Common		465754109	   158		 20,000	   Sh		Sole		 20000
Intersil Holding Corporation	Common		46069S109	 1,612		 50,000	   Sh		Sole		 50000
Intraware Inc			Common		46118M103	   163           92,900    Sh		Sole		 92900
Itron Inc			Common		465741106	 5,275		174,100    Sh		Sole		174100
MCK Communications 		Common 		581243102	 2,506	      1,693,100    Sh		Sole	       1693100
Mirant Corporation		Common		604675108	 6,408 		400,000    Sh		Sole		400000
Nassda Corporation		Common		63172M101	 2,249		100,000	   Sh		Sole		100000
Netiq Corporation		Common		64115P102	 8,286		235,000	   Sh		Sole		235000
Netscreen Technologies		Common		64117V107	   332           15,000    Sh		Sole		 15000
New Focus Inc			Common		644383101	   152           40,000    Sh		Sole		 40000
O2Micro International Ltd	Common		G6797E106        3,463          144,000    Sh		Sole		144000
Oak Technology Inc		Common		671802106        4,469          325,000    Sh		Sole		325000
Omnivision Technologies		Common		682128103	   673           75,000    Sh		Sole		 75000
Orasure Technologies Inc	Common		68554V108	 3,037  	250,000    Sh		Sole		250000
Pioneer Natural Resources Co	Common		723787107	 2,889 		150,000    Sh		Sole		150000
Prudential Financial Inc	Common		744320102	   996  	 30,000	   Sh		Sole		 30000
Sara Lee Corporation		Common		803111103	 1,667		 75,000    Sh		Sole		 75000
Selectica Inc			Common		816288104	   102    	 16,800	   Sh		Sole		 16800
Silicon Image Inc		Common		82705T102	 1,410		375,000	   Sh		Sole		375000
Silicon Laboratories Inc	Common		826919102	 1,264		 37,500    Sh		Sole		 37500
Storage Networks Inc		Common		86211E103	   155		 25,000	   Sh		Sole		 25000
Student Advantage Inc		Common		86386Q105	   735		583,300    Sh		Sole		583300
United Defense Industries Inc	Common		91018B104        8,420		400,000    Sh		Sole		400000
Utstarcom Inc			Common		918076100	 1,354		 47,500    Sh		Sole		 47500
Viisage Technology Inc		Common		92675K106	 1,220		125,000    Sh		Sole		125000
Visionics Corporation		Common		92831E101	   289		 20,000    Sh		Sole		 20000
Visual Networks Inc		Common		928444108	    92		 20,000    Sh		Sole		 20000
Walt Disney Co			Common		254687106	 1,036  	 50,000	   Sh		Sole		 50000
Waters Corporation		Common		941848103	   581		 15,000	   Sh		Sole		 15000
Wendys International Inc	Common		950590109	 1,459		 50,000    Sh		Sole		 50000
Zoran Corporation		Common		98975F101	 2,285		 70,000    Sh		Sole		 70000

							        95,340